Virtus KAR Small-Cap Growth Fund
Virtus KAR Small-Cap Growth Fund
Investment Objective
The fund has an investment objective of long-term capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 81 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 94 of the fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus KAR Small-Cap Growth Fund	Class A	Class C		Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus KAR Small-Cap Growth Fund		Class A	Class C	Class I	Class R6
Management Fees		0.82%	0.82%	0.82%	0.82%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.30%	0.28%	0.28%	0.18%
Acquired Fund Fees and Expenses		0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	[1]	1.41%	2.14%	1.14%	1.04%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes an investment of $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus KAR Small-Cap Growth Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	710	996	1,302	2,169
Class C	Sold	317	670	1,149	2,472
Class I	Sold	116	362	628	1,386
Class R6	Sold	106	331	574	1,271

Expense Example, No Redemption - Virtus KAR Small-Cap Growth Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	710	996	1,302	2,169
Class C	Held	217	670	1,149	2,472
Class I	Held	116	362	628	1,386
Class R6	Held	106	331	574	1,271

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies
The fund pursues long-term capital appreciation in the small capitalization market while seeking to incur less risk than the small capitalization growth market. The fund invests in a select group of small market capitalization companies believed by the fund's subadviser to possess sustainable competitive advantages at prices the subadviser deems attractive. Although the fund invests primarily in U.S. companies, it may invest in foreign securities and depositary receipts.

Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small market capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers small market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 2000® Index on a rolling three-year basis. On this basis, as of September 30, 2018, the total market capitalization range of companies included in the Russell 2000® Index over the past three years was $1.7 million to $16 billion. Generally, the fund invests in approximately 20 to 35 securities at any given time.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are:

>      Depositary Receipts Risk.  The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investments in securities of foreign issuers.

>      Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund's shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>      Foreign Investing Risk.  The risk that the prices of foreign securities in the fund's portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>      Growth Stocks Risk.  The risk that the fund's investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

>      Limited Number of Investments Risk.  The risk that the fund's portfolio will be more susceptible to factors adversely affecting issuers of securities in the fund's portfolio than would a fund holding a greater number of securities.

>      Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>      Redemption Risk.  The risk that redemption by one or more large shareholders or groups of shareholders of their holdings in the fund has an adverse impact on the remaining shareholders in the fund by causing the fund to take actions it would not otherwise take at a given time.

>      Small Market Capitalization Companies Risk.  The risk that the fund's investments in small market capitalization companies may be less liquid and more vulnerable to adverse business or economic developments, which may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did. Annual Return (%)

Best Quarter:	Q2/2009:	23.14%	Worst Quarter:	Q3/2015:	-13.41%

Average Annual Total Returns (for the periods ended 12/31/18)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus KAR Small-Cap Growth Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	Return Before Taxes	9.09%	14.78%	18.75%
Class I | Return After Taxes on Distributions	Return After Taxes on Distributions	8.49%	13.79%	18.14%
Class I | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	5.78%	11.58%	15.96%
Class A	Return Before Taxes	2.55%	13.14%	17.86%
Class C	Return Before Taxes	8.01%	13.64%	17.66%
Class R6	Return Before Taxes				1.62%	Jan. 30, 2018
Class R6 | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)				(13.17%)	Jan. 30, 2018
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	(9.31%)	5.13%	13.52%

The Russell 2000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.